Related-party transactions	12 Months Ended
Dec. 31, 2021
Related-party transactions
Related party transactions

47. Related-party transactions

Transactions with related parties

The parties related to the Bank are deemed to include, in addition to its subsidiaries and associated, the Bank’s key management personnel (the member of its Board of Directors, executive officers and other key management personnel, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.

The Bank also considers the companies that are part of Banco Santander (Spain).

To facilitate comprehension, the information is divided into the following categories:

Ultimate Parent Company

This category includes balances with Banco Santander (Spain).

Santander Group Companies

This category includes all the companies that are controlled by Banco Santander (Spain) around the world, and hence, it includes the companies over which the Bank exercises any degree of control.

The information related to directors, executive officers and other key management personnel is detailed in Note 5.

	12/31/2020		12/31/2021
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

ASSETS:
Financial assets at fair value through profit or loss -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	109,651	—	79,660	—
Banco Santander (Chile)	—	154	—	654
Other	—	—	—	—
Loans and advances to credit institutions -
Of which -
Banco Santander, S.A. (Spain)	—	—	—	—
Loans and advances to customers -
Of which -
Casa de Bolsa Santander, S.A. de C.V.	—	1,458	—	—
Financial assets at amortized cost -
Loans and advances to credit institutions -
Of which -
Banco Santander, S.A. (Spain)	26,415	—	5,147	—
Loans and advances to customers -
Of which -
Santander Capital Structuring, S.A. de C.V.	—	2,337	—	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	882	—	908
Key management personnel	—	5,507	—	4,178
Other intangible assets -
Of which -
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	701	—	469
Santander Back-Offices Globales Mayoristas, S.A.	—	78	—	4
Santander Brasil Tecnologia, S.A (formerly, Isban Brasil, S.A.)	—	11	—	—
Santander Global Facilities, S.A. de C.V.	—	—	—	36
Other	—	—	—	8
Other assets -
Of which -
Banco Santander, S.A. (Spain)	—	—	8	—
Santander Digital Assets, S.L.	—	—	—	—
Zurich Santander Seguros México, S.A.	—	1,285	—	1,177
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	310	—	268
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	171	—	184
SMPS Merchant Platform Solutions México S.A de C.V	—	—	—	42
Other	—	94	—	30

	12/31/2020		12/31/2021
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

LIABILITIES AND EQUITY:
Financial liabilities at fair value through profit or loss -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	111,873	—	64,582	—
Banco Santander International, S. A.	—	—	—	—
Other	—	—	—	—
Customer deposits - Repurchase agreements
Of which -
Casa de Bolsa Santander, S.A. de C.V.	—	4,065	—	2,773
Other	—	53	—	—
Financial liabilities at amortized cost -
Deposits from credit institutions -
Of which -
Banco Santander, S.A. (Spain)	1,447	—	15,535	—
Banco S3 México, S.A., Institución de Banca Múltiple	—	394	—	7
Santander Bank, National Association	—	63	—	—
Banco Santander (Brasil), S. A.	—	107	—	82
Other	—	16	—	—
Subordinated liabilities -
Of which -
Banco Santander, S.A. (Spain)	—	—	—	—
Customer deposits -
Of which-
Operadora de Carteras Gamma, S.A.P.I. de C.V.	—	99	—	148
Grupo Financiero Santander México, S.A. de C.V.	—	55	—	—
Decarome, S.A.P.I. de C.V.	—	—	—	70
Santander Global Facilities, S.A. de C.V.	—	1,475	—	1,780
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	26	—	110
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	323	—	517
Santander Capital Structuring, S.A. de C.V.	—	632	—	238
Gesban México Servicios Administrativos Globales, S.A. De C.V.	—	—	—	56
Other(*)	—	6,187	—	5,383
Marketable debt securities -
Of which -
Banco Santander, S.A. (Spain)	978	—	1,011	—
Other	—	73	—	27
Subordinated liabilities -
Of which -
Banco Santander, S.A. (Spain)	—	—	43,693	—
Other financial liabilities -
Of which -
Banco Santander, S.A. (Spain)	717	—	1,924	—
Casa de Bolsa Santander, S.A. de C.V.	—	39	—	—
Santander Global Facilities, S.A. de C.V.	—	542	—	335
Other	—	46	—	13
Other liabilities -
Of which -
Banco S3 México, S.A., Institución de Banca Múltiple	—	1	—	—
Santander Back-offices Globales Mayorista, S.A.	—	13	—	35
Banco Santander (Brasil), S. A.	—	—	—	77
Santander Global Facilities, S.A. de C.V.	—	—	—	18
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	1,185	—	972
Other	—	82	—	50

(*)	As of December 31, 2020 and 2021, includes 5,883 million pesos and 5,093 million pesos, respectively, related to key management personnel transactions.

	2019		2020		2021
	Ultimate	Santander	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group	Parent	Group
	Company	Companies	Company	Companies	Company	Companies

INCOME STATEMENT:
Interest income -
Of which -
Banco Santander, S.A. (Spain)	22	—	1	—	2	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	112	—	84	—	—
Santander Global Technology, S.L.	—	—	—	—	—	19
Casa de Bolsa Santander, S.A. de C.V.	—	91	—	41	—	21
Santander Capital Structuring, S.A. de C.V.	—	164	—	176	—	123
Other	—	1	—	2	—	—
Interest expense and similar charges -
Of which -
Banco Santander, S.A. (Spain)	1,536	—	1,310	—	1,230	—
Casa de Bolsa Santander, S.A. de C.V.	—	669	—	304	—	146
Banco Santander International S.A.	—	—	—	—	—	26
Santander Capital Structuring, S.A. de C.V.	—	—	—	—	—	6
Santander Global Technology, S.L.	—	—	—	—	—	3
Operadora de Carteras Gamma, S.A.P.I. de C.V.	—	—	—	—	—	3
Banco S3 México, S.A., Institución de Banca Múltiple	—	37	—	41	—	21
Santander Global Facilities, S.A. de C.V.	—	38	—	52	—	70
Other	—	39	—	30	—	10
Fee and commission income -
Of which -
Banco Santander, S.A. (Spain)	12	—	8	—	—	—
Banco S3 México, S.A., Institución de Banca Múltiple	—	—	—	—	—	24
Casa de Bolsa Santander, S.A. de C.V.	—	115	—	55	—	142
Zurich Santander Seguros México, S.A.	—	4,986	—	4,031	—	4,284
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	1,567	—	1,608	—	1,742
Other	—	39	—	25	—	1
Fee and commission expense-
Of which -
Banco Santander, S.A. (Spain)	2	—	2	—	2	—
Santander Global Facilities, S.A. de C.V.	—	161	—	135	—	55
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	105	—	110	—	—
Casa de Bolsa Santander, S.A. de C.V.	—	31	—	34	—	43
SAM Asset Management , S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	14	—	17	—	18
Other	—	—	—	—	—	1
Gains/(losses) on financial assets and liabilities (net) -
Of which -
Banco Santander, S.A. (Spain)	(19,135)	—	(24,086)	—	18,441	—
Banco Santander (Chile)	—	134	—	(26)	—	494
Banco Santander International, S. A.	—	—	—	—	—	(4)
Other	—	12	—	(20)	—	—
Other operating income
Of which -
Santander Global Facilities, S.A. de C.V.	—	37	—	20	—	7
SMPS Merchant Platform Solutions México S.A. de C.V.	—	—	—	—	—	42

	2019		2020		2021
	Ultimate	Santander	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group	Parent	Group
	Company	Companies	Company	Companies	Company	Companies

Banco S3 México, S.A., Institución de Banca Múltiple	—	—	—	—	—	13
Santander Digital Assets, S.L.	—	62	—	22	—	—
Casa de Bolsa Santander, S.A. de C.V.	—	53	—	55	—	56
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	69	—	79	—	71
Other	—	44	—	37	—	7

Administrative expenses -
Of which -
Banco Santander, S.A. (Spain)	398	—	464	—	524	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	2,147	—	2,875	—	3,328
Santander Global Facilities, S.A. de C.V.	—	368	—	446	—	470
Gesban México Servicios Administrativos Globales, S.A. de C.V.	—	59	—	55	—	58
Santander Back-offices Globales Mayorista, S.A.	—	49	—	71	—	101
Universia México, S.A. de C.V.	—	22	—	—	—	—
Santander Global Technology Chile Limitada	—	—	—	—	—	5
Santander Global Operations, S.A. (formerly, Geoban, S.A.)	—	60	—	—	—	—
Aquanima México, S. de R.L. de C.V.	—	71	—	74	—	72
Santander Global Facilities, S.L.	—	—	—	—	—	23
Other	—	30	—	143	—	14

See Note 5 for significant transactions with related parties.